SCHEDULE OF NET INCOME PET SHARE BASIC AND DILUTED (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Earnings Per Share [Abstract]
Net income	$ 2,314,740		$ 6,040,394
Less: net income attributable to non-controlling interest	(62,407)		346,503
Net income attributable to Gamehaus Holdings Inc’s shareholders	$ 2,377,147		$ 5,693,891
Weighted average number of ordinary shares, diluted	53,569,358	[1]	50,000,000	[1]	150,146,187
Weighted average number of ordinary shares, basic	53,569,358		50,000,000	[1]	150,146,187
Basic	$ 0.04		$ 0.11
Diluted	$ 0.04		$ 0.11

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.